Payden Global Fixed Income Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (101%)
Armenia (USD) (0%
)
750,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) $ 715
Australia (AUD) (1%
)
1,750,000 Australia Government Bond , 2.75%, 6/21/35 (b)
(c) 1,497
2,700,000 Australia Government Bond , 3.25%, 4/21/25 (b)
(c) 2,195
3,692
Australia (USD) (1%
)
870,000 APT Pipelines Ltd. 144A, 4.20%, 3/23/25 (a) 960
675,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 686
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(d) 860
2,506
Austria (EUR) (1%
)
200,000 ams AG 144A, 6.00%, 7/31/25 (a)(c) 254
120,000 Republic of Austria Government Bond 144A,
1.65%, 10/21/24 (a)(b)(c) 154
120,000 Republic of Austria Government Bond 144A,
2.40%, 5/23/34 (a)(b)(c) 187
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(c) 767
1,362
Austria (USD) (1%
)
400,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 510
760,000 Suzano Austria GmbH , 3.13%, 1/15/32  754
1,264
Belgium (EUR) (1%
)
100,000 Kingdom of Belgium Government Bond 144A,
0.80%, 6/22/25 (a)(b)(c) 126
700,000 Kingdom of Belgium Government Bond 144A,
1.00%, 6/22/31 (a)(b)(c) 929
410,000 Kingdom of Belgium Government Bond 144A,
1.60%, 6/22/47 (a)(b)(c) 603
1,658
Bermuda (USD) (0%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 207
500,000 Home RE 2021-2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.29%, 1/25/34 (a)(d) 500
707
Brazil (USD) (0%
)
725,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(d) 720
Canada (CAD) (2%
)
1,700,000 Canadian Government Bond , 0.50%, 9/01/25 (c) 1,350
1,480,000 Canadian Government Bond , 3.50%,
12/01/45 (c) 1,617
700,000 Canadian Government Bond , 5.00%, 6/01/37 (c) 838
900,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29 (a)(c) 744
400,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 (c) 342
Principal
or Shares Security Description
Value
(000)
500,000 NuVista Energy Ltd. , 7.88%, 7/23/26 (c) $ 402
500,000 OMERS Finance Trust 144A, 2.60%, 5/14/29 (a)
(c) 427
950,000 Ontario Teachers' Finance Trust 144A, 1.10%,
10/19/27 (a)(c) 747
6,467
Canada (USD) (1%
)
300,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 300
525,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 542
1,500,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 1,487
2,329
Cayman Islands (USD) (5%
)
250,000 Apidos CLO XXI 144A, (3 mo. LIBOR USD +
2.450%), 2.58%, 7/18/27 (a)(d) 249
350,000 Arbor Realty Commercial Real Estate Notes
2019-FL1 Ltd. 144A, (1 mo. LIBOR USD +
1.500%), 1.59%, 5/15/37 (a)(d) 351
540,000 Atrium XII 144A, (3 mo. LIBOR USD +
2.800%), 2.94%, 4/22/27 (a)(d) 534
500,000 Bain Capital Credit CLO 2020-3 Ltd. 144A,
(3 mo. LIBOR USD + 1.380%), 1.52%,
10/23/32 (a)(d) 502
652,162 Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
USD + 0.800%), 0.93%, 1/20/28 (a)(d) 653
525,000 BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD
+ 1.100%), 1.19%, 8/15/36 (a)(d) 527
350,000 Benefit Street Partners CLO XXII Ltd. 144A, (3
mo. LIBOR USD + 2.150%), 2.28%, 1/20/32 (a)
(d) 350
400,000 CLNC 2019-FL1 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.364%), 1.41%, 8/20/35 (a)(d) 401
1,050,000 Galaxy XXIII CLO Ltd. 144A, (3 mo. LIBOR
USD + 3.400%), 3.53%, 4/24/29 (a)(d) 1,050
394,197 GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
USD + 1.300%), 1.39%, 2/22/36 (a)(d) 396
400,000 Greystone Commercial Real Estate Notes
144A, (1 mo. LIBOR USD + 2.200%), 2.29%,
7/15/39 (a)(d) 401
243,416 KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
+ 1.100%), 1.19%, 6/15/36 (a)(d) 244
400,000 LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 1.500%), 1.59%, 5/15/36 (a)(d) 400
900,000 Madison Park Funding XLVIII Ltd. 144A, (3
mo. LIBOR USD + 3.000%), 3.13%, 4/19/33 (a)
(d) 898
650,000 Melco Resorts Finance Ltd. , 5.25%, 4/26/26 (b)
(e) 666
620,000 Neuberger Berman Loan Advisers CLO 25 Ltd.
144A, (3 mo. LIBOR USD + 2.850%), 2.98%,
10/18/29 (a)(d) 618
900,000 Ocean Trails CLO VII 144A, (3 mo. LIBOR USD
+ 2.450%), 2.58%, 4/17/30 (a)(d) 900
350,000 OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
USD + 2.900%), 3.03%, 4/26/31 (a)(d) 344
900,000 Octagon Investment Partners 32 Ltd. 144A, (3
mo. LIBOR USD + 2.050%), 2.18%, 7/15/29 (a)
(d) 900
300,000 OZLM XII Ltd. 144A, (3 mo. LIBOR USD +
1.600%), 1.73%, 4/30/27 (a)(d) 300

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
467,885 Palmer Square Loan Funding 2020-1 Ltd.
144A, (3 mo. LIBOR USD + 0.800%), 0.96%,
2/20/28 (a)(d) $ 466
300,000 PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD +
1.420%), 1.51%, 4/14/36 (a)(d) 301
250,000 STWD 2021-FL2 Ltd. 144A, (1 mo. LIBOR
USD + 2.800%), 2.89%, 4/18/38 (a)(d) 251
400,000 Symphony CLO XXIV Ltd. 144A, (3 mo.
LIBOR USD + 1.650%), 1.79%, 1/23/32 (a)(d) 400
1,100,000 TRTX 2021-FL4 Issuer Ltd. 144A, (1 mo.
LIBOR USD + 2.400%), 2.49%, 3/15/38 (a)(d) 1,105
300,000 Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR
USD + 2.350%), 2.48%, 1/18/29 (a)(d) 280
525,000 Weibo Corp. , 3.38%, 7/08/30  533
900,000 XP Inc. 144A, 3.25%, 7/01/26 (a) 881
14,901
Chile (USD) (0%
)
600,000 Chile Government International Bond , 3.10%,
1/22/61  579
Colombia (EUR) (0%
)
700,000 Colombia Government International Bond ,
3.88%, 3/22/26 (c) 923
Colombia (USD) (0%
)
650,000 Oleoducto Central SA 144A, 4.00%, 7/14/27 (a) 672
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (c) 188
Dominica Republic (USD) (0%
)
500,000 Dominican Republic International Bond 144A,
5.30%, 1/21/41 (a) 508
200,000 Dominican Republic International Bond 144A,
5.50%, 1/27/25 (a) 218
726
Egypt (USD) (0%
)
650,000 Egypt Government International Bond 144A,
5.88%, 2/16/31 (a) 627
Finland (EUR) (1%
)
170,000 Finland Government Bond 144A, 2.75%,
7/04/28 (a)(b)(c) 249
400,000 Sampo Oyj , (3 mo. EURIBOR + 4.050%),
3.38%, 5/23/49 (b)(c)(d) 547
650,000 SBB Treasury Oyj , 0.75%, 12/14/28 (b)(c) 772
1,568
France (EUR) (4%
)
700,000 Altice France SA 144A, 3.38%, 1/15/28 (a)(c) 819
500,000 Credit Mutuel Arkea SA , 1.63%, 4/15/26 (b)(c) 636
1,400,000 French Republic Government Bond OAT 144A,
0.50%, 6/25/44 (a)(b)(c) 1,666
2,500,000 French Republic Government Bond OAT ,
0.75%, 11/25/28 (b)(c) 3,218
550,000 French Republic Government Bond OAT 144A,
1.25%, 5/25/36 (a)(b)(c) 754
3,820,000 French Republic Government Bond OAT ,
1.75%, 11/25/24 (b)(c) 4,906
500,000 Terega SASU , 0.63%, 2/27/28 (b)(c) 600
12,599
Principal
or Shares Security Description
Value
(000)
France (USD) (1%
)
800,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(d) $ 828
400,000 BPCE SA 144A, 2.38%, 1/14/25 (a) 418
1,246
Georgia (USD) (0%
)
675,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (a) 689
Germany (EUR) (3%
)
2,970,000 Bundesrepublik Deutschland Bundesanleihe ,
0.00%, 8/15/26 (b)(c)(f) 3,663
950,000 Bundesrepublik Deutschland Bundesanleihe ,
1.25%, 8/15/48 (b)(c) 1,514
60,000 Bundesrepublik Deutschland Bundesanleihe ,
3.25%, 7/04/42 (b)(c) 123
900,000 Bundesrepublik Deutschland Bundesanleihe ,
4.00%, 1/04/37 (b)(c) 1,793
450,000 Volkswagen Leasing GmbH , 1.50%, 6/19/26 (b)
(c) 572
7,665
Guatemala (USD) (0%
)
300,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 346
Hong Kong (USD) (0%
)
700,000 Xiaomi Best Time International Ltd. 144A,
2.88%, 7/14/31 (a) 702
India (USD) (0%
)
665,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 676
Indonesia (EUR) (0%
)
290,000 Indonesia Government International Bond 144A,
3.75%, 6/14/28 (a)(c) 410
Indonesia (USD) (1%
)
400,000 Indonesia Asahan Aluminium Persero PT 144A,
5.45%, 5/15/30 (a) 467
200,000 Indonesia Government International Bond 144A,
4.13%, 1/15/25 (a) 221
310,000 Perusahaan Penerbit SBSN Indonesia III 144A,
4.15%, 3/29/27 (a) 348
1,036
Ireland (EUR) (5%
)
500,000 Bastille Euro CLO 2020-3 DAC 144A, (3 mo.
EURIBOR + 1.150%), 1.15%, 1/15/34 (a)(c)(d) 599
500,000 BBAM European CLO I DAC 144A, (3 mo.
EURIBOR + 2.000%), 2.00%, 7/22/34 (a)(c)(d) 593
550,000 Bilbao CLO III DAC 144A, (3 mo. EURIBOR +
3.000%), 3.00%, 5/17/34 (a)(c)(d) 652
650,000 Blackrock European CLO VII DAC 144A, (3 mo.
EURIBOR + 1.300%), 1.30%, 10/15/31 (a)(c)(d) 778
550,000 BlueMountain EUR 2021-1 CLO DAC 144A, (3
mo. EURIBOR + 3.200%), 3.20%, 4/15/34 (a)
(c)(d) 658
600,000 Bridgepoint CLO 2 DAC 144A, (3 mo.
EURIBOR + 2.000%), 2.00%, 4/15/35 (a)(c)(d) 711
650,000 Cairn CLO XIII DAC 144A, (3 mo. EURIBOR
+ 3.400%), 3.40%, 10/20/33 (a)(c)(d) 778
800,000 CIFC European Funding CLO IV DAC 144A, (3
mo. EURIBOR + 2.100%), 0.00%, 8/18/35 (a)
(c)(d)(f) 949

Principal
or Shares Security Description
Value
(000)
700,000 Hayfin Emerald CLO VI DAC 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 (a)(c)(d) $ 837
250,000 Ireland Government Bond , 1.10%, 5/15/29 (b)(c) 329
100,000 Ireland Government Bond , 3.40%, 3/18/24 (b)(c) 131
220,000 Last Mile Logistics Pan Euro Finance DAC
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/26 (a)(c)(d) 261
240,000 Last Mile Securities PE 2021 DAC 144A, (3 mo.
EURIBOR + 2.350%), 2.35%, 8/17/31 (a)(c)(d) 287
350,000 North Westerly VII ESG CLO DAC 144A, (3
mo. EURIBOR + 0.840%), 0.84%, 5/15/34 (a)
(c)(d) 415
750,000 OZLME V DAC 144A, (3 mo. EURIBOR +
1.750%), 1.75%, 1/14/32 (a)(c)(d) 890
900,000 Palmer Square European CLO 2021-1 DAC
144A, (3 mo. EURIBOR + 0.870%), 0.87%,
4/15/34 (a)(c)(d) 1,066
400,000 Palmer Square European CLO 2021-1 DAC
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 (a)(c)(d) 479
800,000 Palmer Square European CLO 2021-2 DAC
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/34 (a)(c)(d) 949
400,000 Palmer Square European CLO 2021-2 DAC
144A, (3 mo. EURIBOR + 3.000%), 3.00%,
4/15/34 (a)(c)(d) 475
900,000 Providus CLO IV DAC 144A, (3 mo. EURIBOR
+ 3.250%), 3.25%, 4/20/34 (a)(c)(d) 1,052
700,000 Sound Point Euro CLO V Funding DAC
144A, (3 mo. EURIBOR + 3.300%), 3.30%,
7/25/35 (a)(c)(d) 838
550,000 St Paul's CLO XII DAC 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 4/15/33 (a)(c)(d) 653
14,380
Isle of Man (USD) (0%
)
350,000 AngloGold Ashanti Holdings PLC , 3.75%,
10/01/30  366
Israel (USD) (1%
)
900,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(d) 923
425,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(b) 436
320,000 Leviathan Bond Ltd. 144A, 6.13%, 6/30/25 (a)
(b) 349
310,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b) 349
2,057
Italy (EUR) (4%
)
380,000 Cedacri Mergeco SpA 144A, (3 mo. EURIBOR +
4.625%), 4.63%, 5/15/28 (a)(c)(d) 453
350,000 doValue SpA 144A, 3.38%, 7/31/26 (a)(c) 418
375,000 Intesa Sanpaolo SpA , 2.93%, 10/14/30 (b)(c) 482
1,900,000 Italy Buoni Ordinari Del Tesoro BOT , 0.00%,
9/14/21 (b)(c)(f) 2,255
2,660,000 Italy Buoni Poliennali Del Tesoro 144A, 0.60%,
8/01/31 (a)(b)(c) 3,150
1,100,000 Italy Buoni Poliennali Del Tesoro 144A, 1.50%,
4/30/45 (a)(b)(c) 1,320
Principal
or Shares Security Description
Value
(000)
1,500,000 Italy Buoni Poliennali Del Tesoro 144A, 1.85%,
7/01/25 (a)(b)(c) $ 1,919
9,997
Italy (USD) (0%
)
425,000 Intesa Sanpaolo SpA 144A, 4.20%, 6/01/32 (a) 438
350,000 UniCredit SpA 144A, 6.57%, 1/14/22 (a) 359
797
Japan (EUR) (0%
)
600,000 Takeda Pharmaceutical Co. Ltd. , 2.00%,
7/09/40 (c) 802
Japan (JPY) (13%
)
577,400,000 Japan Government Ten Year Bond , 0.30%,
12/20/25 (c) 5,364
670,000,000 Japan Government Ten Year Bond , 0.80%,
9/20/23 (c) 6,227
185,000,000 Japan Government Thirty Year Bond , 0.80%,
3/20/48 (c) 1,788
334,800,000 Japan Government Thirty Year Bond , 1.40%,
12/20/45 (c) 3,682
188,000,000 Japan Government Thirty Year Bond , 2.00%,
9/20/40 (c) 2,228
80,000,000 Japan Government Thirty Year Bond , 2.20%,
9/20/39 (c) 969
140,000,000 Japan Government Thirty Year Bond , 2.30%,
3/20/39 (c) 1,704
782,500,000 Japan Government Twenty Year Bond , 1.70%,
9/20/33 (c) 8,505
675,000,000 Japan Government Twenty Year Bond , 2.10%,
6/20/28 (c) 7,102
37,569
Japan (USD) (0%
)
690,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 789
Jersey (USD) (0%
)
900,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.16%,
3/31/34 (a) 893
Kazakhstan (EUR) (0%
)
300,000 Kazakhstan Government International Bond ,
1.55%, 11/09/23 (b)(c) 368
Luxembourg (EUR) (1%
)
600,000 ContourGlobal Power Holdings SA 144A,
3.13%, 1/01/28 (a)(c) 727
700,000 HSE Finance Sarl 144A, 5.63%, 10/15/26 (a)(c) 857
450,000 Logicor Financing Sarl , 1.63%, 7/15/27 (b)(c) 570
2,154
Luxembourg (USD) (0%
)
676,340 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 718
Malaysia (MYR) (0%
)
1,700,000 Malaysia Government Bond , 3.50%, 5/31/27 (c) 418
Mexico (MXN) (0%
)
11,660,000 Mexican Bonos , 5.75%, 3/05/26 (c) 570
7,760,000 Mexican Bonos , 8.50%, 5/31/29 (c) 429
999
Mexico (USD) (1%
)
750,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a)(e) 736
725,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 741
900,000 Mexico City Airport Trust , 3.88%, 4/30/28 (b) 948

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  $ 394
2,819
Mongolia (USD) (0%
)
700,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 684
Morocco (EUR) (0%
)
500,000 Morocco Government International Bond 144A,
2.00%, 9/30/30 (a)(c) 592
Netherlands (EUR) (2%
)
550,000 Akelius Residential Property Financing BV ,
1.13%, 1/11/29 (b)(c) 678
320,000 CTP NV , 2.13%, 10/01/25 (b)(c) 405
700,000 easyJet FinCo BV , 1.88%, 3/03/28 (b)(c) 837
300,000 Netherlands Government Bond 144A, 0.50%,
7/15/26 (a)(b)(c) 378
130,000 Netherlands Government Bond 144A, 2.25%,
7/15/22 (a)(b)(c) 159
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(c) 1,038
1,000,000 Prosus NV 144A, 2.03%, 8/03/32 (a)(c) 1,211
900,000 Stellantis NV , 3.88%, 1/05/26 (b)(c) 1,232
220,000 Teva Pharmaceutical Finance Netherlands II BV ,
1.13%, 10/15/24 (b)(c) 248
110,000 Teva Pharmaceutical Finance Netherlands II BV ,
4.50%, 3/01/25 (c) 137
6,323
Netherlands (GBP) (0%
)
500,000 NIBC Bank NV , 3.13%, 11/15/23 (b)(c) 730
Netherlands (USD) (1%
)
950,000 Enel Finance International NV 144A, 1.38%,
7/12/26 (a) 957
750,000 Lukoil Securities BV 144A, 3.88%, 5/06/30 (a) 800
350,000 Teva Pharmaceutical Finance Netherlands III BV ,
2.80%, 7/21/23  346
200,000 VTR Finance NV 144A, 6.38%, 7/15/28 (a) 212
2,315
Philippines (EUR) (0%
)
450,000 Philippine Government International Bond ,
1.20%, 4/28/33 (c) 536
Poland (EUR) (0%
)
450,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 (a)(c) 536
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond , 2.75%,
10/25/29 (c) 117
Qatar (USD) (0%
)
400,000 Qatar Government International Bond 144A,
4.00%, 3/14/29 (a) 462
Romania (EUR) (0%
)
380,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 (a)(c) 442
Russian Federation (RUB) (0%
)
14,880,000 Russian Federal Bond - OFZ , 8.15%, 2/03/27 (c) 217
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%, 3/01/27 (c) 236
Spain (EUR) (3%
)
600,000 Banco de Sabadell SA , (5 yr. Euro Swap +
6.414%), 6.50% (b)(c)(d)(g) 732
Principal
or Shares Security Description
Value
(000)
700,000 CaixaBank SA , 0.38%, 2/03/25 (b)(c) $ 845
100,000 Cellnex Telecom SA , 1.00%, 4/20/27 (b)(c) 119
600,000 Cellnex Telecom SA , 1.88%, 6/26/29 (c) 736
1,300,000 Spain Government Bond , 0.00%, 1/31/26 (c)(f) 1,570
1,650,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(c) 2,160
660,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(c) 1,108
550,000 Via Celere Desarrollos Inmobiliarios SA 144A,
5.25%, 4/01/26 (a)(c) 680
7,950
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85%, 11/03/25 (b) 226
Sweden (EUR) (0%
)
700,000 Verisure Holding AB 144A, 3.88%, 7/15/26 (a)
(c) 854
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond , 1.00%, 11/12/26 (b)
(c) 358
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (b)(c) 1,258
Switzerland (USD) (1%
)
950,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(d) 994
440,000 Credit Suisse Group AG 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.554%), 4.50% (a)(d)(g) 439
1,433
Thailand (THB) (0%
)
15,100,000 Thailand Government Bond , 1.60%,
12/17/29 (c) 468
United Arab Emirates (USD) (0%
)
299,679 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 357
United Kingdom (EUR) (1%
)
500,000 Nationwide Building Society , (5 yr. Euro Swap +
1.500%), 2.00%, 7/25/29 (b)(c)(d) 626
850,000 Nomad Foods Bondco PLC 144A, 2.50%,
6/24/28 (a)(c) 1,029
1,655
United Kingdom (GBP) (4%
)
350,000 Barclays PLC , 3.00%, 5/08/26 (b)(c) 523
250,000 Bellis Finco PLC 144A, 4.00%, 2/16/27 (a)(c) 347
350,000 Lloyds Banking Group PLC , (5 yr. UK
Government Bonds Note Generic Bid Yield +
4.607%), 5.13% (c)(d)(g) 517
300,000 Natwest Group PLC , (1 yr. GBP interest rate
swap + 1.490%), 2.88%, 9/19/26 (b)(c)(d) 444
130,000 Sage AR Funding No 1 PLC 144A, (Sterling
Overnight Index Average + 3.000%), 3.05%,
11/17/30 (a)(c)(d) 182
260,000 United Kingdom Gilt , 4.25%, 12/07/55 (b)(c) 712
890,000 United Kingdom Gilt , 4.25%, 12/07/55 (b)(c) 2,436
1,860,000 United Kingdom Gilt , 4.75%, 12/07/38 (b)(c) 4,192
1,220,000 United Kingdom Gilt , 5.00%, 3/07/25 (b)(c) 1,989
11,342

Principal
or Shares Security Description
Value
(000)
United Kingdom (USD) (0%
)
520,000 Fresnillo PLC 144A, 4.25%, 10/02/50 (a) $ 545
United States (EUR) (1%
)
550,000 AT&T Inc. , 1.80%, 9/14/39 (c) 699
700,000 BorgWarner Inc. , 1.00%, 5/19/31 (c) 856
550,000 Capital One Financial Corp. , 1.65%, 6/12/29 (c) 704
550,000 International Flavors & Fragrances Inc. , 1.80%,
9/25/26 (c) 709
650,000 Morgan Stanley , (3 mo. EURIBOR + 0.698%),
0.41%, 10/29/27 (c)(d) 782
3,750
United States (GBP) (0%
)
350,000 General Motors Financial Co. Inc. , 2.35%,
9/03/25 (b)(c) 508
United States (USD) (36%
)
400,000 Allison Transmission Inc. 144A, 5.88%,
6/01/29 (a) 438
390,000 American Equity Investment Life Holding Co. ,
5.00%, 6/15/27  446
1,000,000 American Homes 4 Rent LP , 2.38%, 7/15/31  1,015
450,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 498
470,000 Antero Resources Corp. , 5.00%, 3/01/25  479
310,000 Antero Resources Corp. 144A, 7.63%,
2/01/29 (a) 340
118,000 Antero Resources Corp. 144A, 8.38%,
7/15/26 (a) 134
257,400 Arbys Funding LLC 144A, 3.24%, 7/30/50 (a) 272
500,000 Arthur J Gallagher & Co. , 3.50%, 5/20/51  548
500,000 AT&T Inc. , 3.30%, 2/01/52  500
800,000 AT&T Inc. , 4.35%, 3/01/29  932
875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (d) 874
350,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.210%), 3.97%, 2/07/30 (d) 399
400,000 Bimbo Bakeries USA Inc. 144A, 4.00%,
5/17/51 (a) 446
1,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  1,026
95,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 6.63%, 7/15/26 (a) 98
825,000 Boeing Co. , 2.20%, 2/04/26  833
400,000 Boston Properties LP , 2.90%, 3/15/30  425
750,000 Broadcom Inc. 144A, 3.50%, 2/15/41 (a) 780
252,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.700%), 1.79%,
11/15/35 (a)(d) 253
280,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.800%), 1.89%,
11/15/35 (a)(d) 281
670,252 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 2.39%,
10/15/36 (a)(d) 673
189,547 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 2.000%), 2.09%,
12/15/36 (a)(d) 190
225,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 1.89%,
6/15/38 (a)(d) 227
2,301,073 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.14%, 5/15/52 (h) 157
275,441 CARS-DB4 LP 144A, 3.25%, 2/15/50 (a) 292
350,000 CARS-DB4 LP 144A, 4.17%, 2/15/50 (a) 364
Principal
or Shares Security Description
Value
(000)
220,000 Centene Corp. , 4.25%, 12/15/27  $ 232
925,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  1,018
750,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.80%,
3/01/50  881
297,826 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
6/15/34 (a)(d) 293
700,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.597%),
4.00% (d)(g) 725
480,000 CNX Midstream Partners LP/CNX Midstream
Finance Corp. 144A, 6.50%, 3/15/26 (a) 497
400,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 413
590,079 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.24%,
11/25/39 (a)(d) 589
146,154 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 2.14%,
1/25/40 (a)(d) 147
150,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 3.09%,
1/25/40 (a)(d) 150
710,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 715
700,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 701
825,000 DataBank Issuer 144A, 2.06%, 2/27/51 (a) 843
481,815 DB Master Finance 2017-1A LLC 144A, 4.03%,
11/20/47 (a) 514
400,000 Dell International LLC/EMC Corp. , 6.10%,
7/15/27  496
1,050,000 DIRECTV Holdings LLC/DIRECTV Financing
Co. Inc. 144A, 5.88%, 8/15/27 (a) 1,087
1,206,975 Domino's Pizza Master Issuer 2021-1A LLC
144A, 2.66%, 4/25/51 (a) 1,264
346,500 Driven Brands Funding 2020-1A LLC 144A,
3.79%, 7/20/50 (a) 367
447,750 Driven Brands Funding 2020-2A LLC 144A,
3.24%, 1/20/51 (a) 467
1,100,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 1,129
1,450,000 Energy Transfer LP , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.306%), 7.13% (d)(g) 1,503
800,000 Equinix Inc. , 2.50%, 5/15/31  831
785,000 Evergy Inc. , 2.90%, 9/15/29  845
253,705 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 2.150%), 2.24%,
10/25/30 (d) 258
199,375 Fannie Mae Connecticut Avenue Securities , (1
mo. LIBOR USD + 9.500%), 9.59%, 5/25/29 (d) 222
495,636 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 10.250%), 10.34%,
1/25/29 (d) 573
498,209 Fannie Mae Connecticut Avenue Securities ,
(1 mo. LIBOR USD + 10.750%), 10.84%,
1/25/29 (d) 576
460,000 Fannie Mae-Aces , 3.70%, 9/25/30 (h) 548
200,457 FN AL3577 30YR , 3.50%, 4/01/43  218
860,326 FN AS0016 30YR , 3.00%, 7/01/43  920

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,149,242 FN BP6345 30YR , 3.00%, 6/01/50  $ 1,208
1,412,155 FN BP6626 30YR , 2.00%, 8/01/50  1,441
743,506 FN BP6749 30YR , 2.50%, 9/01/50  775
193,498 FN CA0133 30YR , 4.00%, 8/01/47  208
1,053,174 FN CA6314 30YR , 3.00%, 7/01/50  1,117
733,156 FN FM1717 30YR , 3.50%, 12/01/45  797
1,392,095 FN FM7194 30YR , 2.50%, 3/01/51  1,459
256,329 FN MA3143 30YR , 3.00%, 9/01/47  270
2,870,000 FNCL , 2.00%, 30YR TBA (i) 2,927
2,637,382 FR RC1727 15YR , 2.00%, 12/01/35  2,740
1,283,680 FR ZT0534 30YR , 3.50%, 12/01/47  1,405
400,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 2.500%), 2.59%,
2/25/50 (a)(d) 402
425,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(d) 428
600,000 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 2.300%), 2.39%,
10/25/48 (a)(d) 606
266,008 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.74%,
1/25/49 (a)(d) 270
178,924 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 2.050%), 2.14%,
7/25/49 (a)(d) 181
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 2.700%), 2.79%,
10/25/49 (a)(d) 202
114,264 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.14%,
4/25/49 (a)(d) 115
800,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 3.400%),
3.45%, 8/25/33 (a)(d) 825
350,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 372
325,000 FS KKR Capital Corp. , 4.75%, 5/15/22  334
192,665 G2 MA3663 30YR , 3.50%, 5/20/46  205
492,918 G2 MA4126 30YR , 3.00%, 12/20/46  522
2,330,000 G2 MA7472 30YR , 2.50%, 7/20/51  2,424
350,000 General Motors Co. , 6.25%, 10/02/43  489
800,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 872
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  630
800,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (d) 815
500,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  523
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 425
375,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  381
900,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 939
550,000 Indigo Natural Resources LLC 144A, 5.38%,
2/01/29 (a) 575
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (a) 375
350,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 2.74%, 10/15/30 (d) 370
600,000 JPMorgan Chase Bank N.A.-CACLN 144A,
2.28%, 12/26/28 (a) 601
850,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 832
Principal
or Shares Security Description
Value
(000)
860,000 Lennar Corp. , 4.50%, 4/30/24  $ 937
680,000 Life Storage LP , 2.20%, 10/15/30  687
700,000 MercadoLibre Inc. , 3.13%, 1/14/31  686
461,858 MF1 2020-FL3 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.164%), 2.21%, 7/15/35 (a)(d) 470
470,000 Moog Inc. 144A, 4.25%, 12/15/27 (a) 486
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  338
470,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 833
620,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 695
600,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 639
485,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  594
525,000 OneMain Finance Corp. , 4.00%, 9/15/30  524
335,000 ONEOK Partners LP , 6.65%, 10/01/36  460
950,000 Organon & Co./Organon Foreign Debt Co. Issuer
BV 144A, 5.13%, 4/30/31 (a) 980
850,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  904
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 105
800,000 Penske Automotive Group Inc. , 3.75%, 6/15/29  812
750,000 Plains All American Pipeline LP , (3 mo. LIBOR
USD + 4.110%), 6.13% (d)(g) 672
295,500 Planet Fitness Master Issuer 2019-1A LLC 144A,
3.86%, 12/05/49 (a) 307
700,000 Progress Residential 2019-SFR4 Trust 144A,
2.69%, 10/17/36 (a) 721
400,000 Sabine Pass Liquefaction LLC , 5.63%, 3/01/25  458
500,000 SBA Tower Trust 144A, 2.84%, 1/15/25 (a) 522
900,000 Simon Property Group LP , 2.45%, 9/13/29  938
440,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 428
750,000 Sirius XM Radio Inc. 144A, 4.00%, 7/15/28 (a) 775
500,000 SLM Corp. , 5.13%, 4/05/22  512
357,000 Southwestern Energy Co. , 8.38%, 9/15/28  399
700,000 Spirit Realty LP , 2.10%, 3/15/28  708
282,240 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.74%, 4/25/43 (a)(d) 283
525,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A, 4.00%, 1/15/32 (a) 543
640,000 Toledo Hospital , 5.33%, 11/15/28  755
1,300,000 U.S. Treasury Bill , 0.01%, 9/09/21 (f) 1,300
4,030,000 U.S. Treasury Bond , 1.88%, 2/15/51  4,003
3,135,000 U.S. Treasury Bond , 2.25%, 8/15/46 (j)(k) 3,360
2,230,000 U.S. Treasury Bond , 4.50%, 5/15/38  3,197
2,600,000 U.S. Treasury Note , 0.38%, 3/31/22  2,605
5,000,000 U.S. Treasury Note , 0.75%, 3/31/26  5,023
3,810,000 U.S. Treasury Note , 1.13%, 2/15/31  3,778
1,650,000 U.S. Treasury Note , 2.38%, 4/30/26  1,782
700,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 755
600,000 USB Realty Corp. 144A, (3 mo. LIBOR USD +
1.147%), 1.27% (a)(d)(g) 474
800,000 VMware Inc. , 2.20%, 8/15/31  800
1,125,000 Wendy's Funding LLC 144A, 2.37%, 6/15/51 (a) 1,149
800,000 Wipro IT Services LLC 144A, 1.50%, 6/23/26 (a) 805
625,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 627
108,831

Principal
or Shares Security Description
Value
(000)
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a)(e) $ 651
Virgin Islands (British) (USD) (1%
)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (b) 1,005
Total Bonds
(Cost - $290,264) 296,480
Bank Loans(l) (2%
)
109,515 AI Convoy Luxembourg Sarl Term Loan B 1L ,
(3 mo. EURIBOR + 3.500%), 3.50%, 1/20/27
EUR (c) 130
507,000 Ascent Resources Utica Holdings LLC Term Loan
2L , (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  557
197,500 Avast Software s.r.o. Term Loan B 1L , (3 mo.
EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c) 235
430,000 Azelis UK Holdings Ltd. Term Loan B4 1L , (3
mo. EURIBOR + 3.880%), 3.88%, 11/07/25
EUR (c) 509
500,000 CAB Selarl Term Loan B 1L , (3 mo. EURIBOR
+ 3.500%), 3.50%, 2/09/28 EUR (c) 590
1,100,000 DIRECTV Financing LLC Term Loan 1L ,
(LIBOR USD 1-Month + 5.000%), 5.75%,
7/22/27  1,099
150,000 Froneri Lux FinCo Sarl Term Loan B 1L , (3 mo.
EURIBOR + 2.380%), 2.38%, 1/31/27 EUR (c) 175
295,500 Grifols SA Term Loan B 1L , (3 mo. EURIBOR +
2.250%), 2.25%, 11/15/27 EUR (c) 349
316,726 IRB Holding Corp. Term Loan B 1L , (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25  315
500,000 KP Germany Erste GmbH Term Loan B 1L , (3
mo. EURIBOR + 4.750%), 4.75%, 2/09/26
EUR (c) 592
484,987 Tacala Investment Corp. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.250%), 4.25%,
2/05/27  484
596,806 United Natural Foods Inc. Term Loan B 1L ,
(LIBOR USD 1-Month + 3.500%), 3.59%,
10/22/25  596
Principal
or Shares Security Description
Value
(000)
1,100,000 Whatabrands LLC Term Loan B 1L , (LIBOR
USD 1-Month + 3.250%), 3.75%, 7/21/28  $ 1,096
Total Bank Loans (Cost - $6,674)
6,727
Investment Company (2%)
5,592,154 Payden Cash Reserves Money Market Fund  * 5,592
146,702 Payden Floating Rate Fund, SI Class  * 1,451
Total Investment Company
(Cost - $7,061) 7,043
Total Investments (Cost - $303,999)  (103%)
310,250
Liabilities in excess of Other Assets ( -3% ) (10,482)
Net Assets (100%)
$ 299,768
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(e) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $2,045 and the total market value of the collateral held by the Fund is $2,111. Amounts in 000s.
(f) Yield to maturity at time of purchase.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) All or a portion of the security is pledged to cover futures contract margin requirements.
(k) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 3,732 USD  4,413 HSBC Bank USA, N.A. 10/19/2021 $ 21
IDR 20,530,000 USD  1,393 Citibank, N.A. 11/17/2021 14
MYR 1,856 USD  438 Barclays Bank PLC 08/05/2021 2
USD 453 MYR  1,856 Barclays Bank PLC 08/05/2021 13
USD 2,642 AUD  3,570 Barclays Bank PLC 08/18/2021 22
USD 2,764 CAD  3,352 Barclays Bank PLC 08/18/2021 78
USD 465 THB  15,270 Barclays Bank PLC 08/23/2021 –
USD 488 THB  15,270 HSBC Bank USA, N.A. 08/05/2021 23
USD 244 RUB  17,890 HSBC Bank USA, N.A. 08/16/2021 –
USD 3,254 EUR  2,718 HSBC Bank USA, N.A. 09/23/2021 26
USD 669 MXN  13,460 HSBC Bank USA, N.A. 10/20/2021 1
USD 3,810 AUD  5,099 State Street Bank & Trust Co. 10/20/2021 67
267

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Liabilities:
AUD 3,570 USD  2,770 Barclays Bank PLC 08/18/2021 $ (150)
CAD 3,352 USD  2,695 Barclays Bank PLC 08/18/2021 (8)
COP 2,533,000 USD  674 Citibank, N.A. 11/17/2021 (25)
NOK 27,649 USD  3,251 HSBC Bank USA, N.A. 09/23/2021 (121)
PEN 2,823 USD  721 Citibank, N.A. 11/17/2021 (26)
RUB 51,840 USD  702 Citibank, N.A. 11/17/2021 (7)
RUB 17,890 USD  245 HSBC Bank USA, N.A. 08/05/2021 –
SGD 1,912 USD  1,425 Citibank, N.A. 11/17/2021 (14)
THB 15,270 USD  465 Barclays Bank PLC 08/05/2021 –
USD 437 MYR  1,856 Barclays Bank PLC 08/24/2021 (2)
USD 36,215 JPY  4,005,600 Citibank, N.A. 08/10/2021 (300)
USD 694 PEN  2,823 Citibank, N.A. 09/03/2021 (1)
USD 1,261 CHF  1,151 Citibank, N.A. 10/20/2021 (12)
USD 235 PLN  906 Citibank, N.A. 10/20/2021 (1)
USD 237 RUB  17,890 HSBC Bank USA, N.A. 08/05/2021 (7)
USD 12,701 GBP  9,217 HSBC Bank USA, N.A. 08/10/2021 (111)
USD 4,408 CHF  4,041 HSBC Bank USA, N.A. 10/19/2021 (62)
USD 197 DKK  1,235 HSBC Bank USA, N.A. 10/20/2021 (1)
USD 369 SEK  3,182 HSBC Bank USA, N.A. 10/20/2021 (1)
USD 248 SGD  336 HSBC Bank USA, N.A. 10/20/2021 –
USD 75,722 EUR  64,184 State Street Bank & Trust Co. 08/10/2021 (433)
USD 354 EUR  300 State Street Bank & Trust Co. 08/10/2021 (2)
USD 6,087 CAD  7,618 State Street Bank & Trust Co. 10/20/2021 (19)
USD 319 CAD  400 State Street Bank & Trust Co. 10/20/2021 (2)
(1,305)
Net Unrealized Appreciation (Depreciation)
$(1,038)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Buxl Future 3 Sep-21 $ 765 $ 2 $ 2
Euro-Schatz Future 20 Sep-21 2,666 5 5
Long Gilt Future 19 Sep-21 3,428 58 58
U.S. Long Bond Future 2 Sep-21 329 15 15
U.S. Treasury 2-Year Note Future 55 Sep-21 12,136 (4) (4)
U.S. Ultra Bond Future 1 Sep-21 200 — –
76
Short Contracts:
Euro-Bobl Future 6 Sep-21 (963) (10) (10)
Euro-Bund Future 35 Sep-21 (7,331) (166) (166)
U.S. 10-Year Ultra Future 95 Sep-21 (14,274) (411) (411)
U.S. Treasury 10-Year Note Future 47 Sep-21 (6,319) (133) (133)
U.S. Treasury 5-Year Note Future 39 Sep-21 (4,854) (13) (13)
(733)
Total Futures
$(657)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 0.1285% Semi-Annually,
Receive Variable 1.267% (3-Month USD LIBOR) Quarterly 07/30/2031 USD 4,681 $ (3) $ – $ (3)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 0.690% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 (41) – (41)
3-Year Interest Rate Swap, Receive Fixed 0.825% Semi-
Annually, Pay Variable 0.1285% (3-Month USD LIBOR)
Quarterly 05/10/2024 USD 53,690 32 – 32
5-Year Interest Rate Swap, Pay Fixed 1.785% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 05/12/2026 USD 54,977 (234) – (234)
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly, Pay
Variable 2.400% (CNRR007) Quarterly 07/03/2025 CNY 11,800 (9) – (9)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly, Pay
Variable 2.700% (CNRR007) Quarterly 02/05/2025 CNY 2,350 1 – 1
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly, Pay
Variable 2.400% (CNRR007) Quarterly 01/08/2026 CNY 38,600 43 – 43
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly, Pay
Variable 2.700% (CNRR007) Quarterly 09/16/2025 CNY 12,200 18 – 18
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly, Pay
Variable 2.700% (CNRR007) Quarterly 10/14/2025 CNY 10,000 15 – 15
5-Year Interest Rate Swap, Receive Fixed 2.825% Quarterly, Pay
Variable 2.550% (CNRR007) Quarterly 04/08/2026 CNY 35,000 81 – 81
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly, Pay
Variable 2.400% (CNRR007) Quarterly 01/17/2025 CNY 11,580 36 – 36
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly, Pay
Variable 2.350% (CNRR007) Quarterly 12/09/2024 CNY 28,890 102 – 102
$41 $– $41
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.5625% at
Maturity, Pay Variable (Change in CPI) at Maturity 07/30/2031 USD 4,066 $(3) $– $(3)
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly, Pay
Variable 2.40% (CNRR007) Quarterly, Counterparty: Goldman
Sachs & Co. 05/08/2025 CNY 16,000 $(64) $– $(64)